Share capital (Details Narrative) - USD ($)		1 Months Ended			2 Months Ended	3 Months Ended	9 Months Ended
	Sep. 06, 2024	Jul. 31, 2024	Jun. 30, 2024	Feb. 29, 2024	Aug. 31, 2024	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Statement [Line Items]
Aggregate offering price		$ 24,866
Fair Value Of Shares	$ 31,009		$ 109,614
Issuing Shares granted	7,500	2,173					956,935
Share options exercised during period							1,446
Warrants cancelled	7,692
Warrants, exercise price	$ 97.50
Cash commission							$ 288,373
Price per share	$ 4.13	$ 11.44
Transaction fees							9,612,409
Proceeds from issuance of shares							$ 9,185,073
Share options exercised shares							248,160	323
Warrant Share issued for services								61,154
Deemed price							$ 4.02
fair value of warrants							$ 996,705	$ 1,384,969
Expense								1,330,043
Remaining amount of warrants								$ 54,926
Exercise price							$ 71.50	$ 84.50
Other trading expense							$ 138,963
Total share issuance costs							427,336
Settelment amount						$ 524,324	997,920
Loss on settlement of debt							$ 17,476
Warrants expired unexercised							20,769	2,047
Class B Common Stock [Member]
Statement [Line Items]
Share repurchased and canceled								$ 29,303
Converted shares								41,848
Common share exchange option								323
Aggregate offering price		$ 33,057			$ 244,049		$ 11,154,232
Fair Value Of Shares			$ 109,614
Fair Value							$ 541,800
Issuing Shares granted	7,500
Issuing Shares		2,308	7,692	605	22,308	9,231
Warrants, exercise price							$ 97.50
Price per share		$ 14.32	$ 14.25			$ 58.70
Shares based payment amount								$ 16,000
Share issued conversion of RSU							846
Shares based payment shares								280
Deemed price per share				$ 55.90
Share options exercised shares							1,446
Settelment amount		$ 12,321		$ 33,636
Bottom of the range [member]
Statement [Line Items]
Price per share					$ 4.71
Top of the range [member]
Statement [Line Items]
Price per share					$ 14.32